Earnings (loss) per share available to SiriusPoint common shareholders (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of reconciliation of basic and diluted weighted average shares outstanding
The following sets forth the computation of basic and diluted earnings (loss) per share available to SiriusPoint common shareholders for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Weighted-average number of common shares outstanding:	($ in thousands, except share and per share amounts)
Basic number of common shares outstanding	92,510,090	91,835,990	97,054,315
Dilutive effect of options	—	125,530	—
Dilutive effect of warrants	—	91,884	—
Dilutive effect of restricted shares with service and performance condition	447,709	598,912	—
Diluted number of common shares outstanding	92,957,799	92,652,316	97,054,315
Basic earnings (loss) per common share:
Net income (loss) available to SiriusPoint common shareholders	$143,517	$200,619	$(317,692)
Net income allocated to SiriusPoint participating common shareholders	(1,106)	(643)	—
Net income (loss) allocated to SiriusPoint common shareholders	$142,411	$199,976	$(317,692)
Basic earnings (loss) per share available to SiriusPoint common shareholders	$1.54	$2.18	$(3.27)
Diluted earnings (loss) per common share:
Net income (loss) available to SiriusPoint common shareholders	$143,517	$200,619	$(317,692)
Net income allocated to SiriusPoint participating common shareholders	(1,101)	(637)	—
Net income (loss) allocated to SiriusPoint common shareholders	$142,416	$199,982	$(317,692)
Diluted earnings (loss) per share available to SiriusPoint common shareholders	$1.53	$2.16	$(3.27)